Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2022
Basis of Presentation [Abstract]
Basis of preparation
Basis of preparation
Except as described below for the newly application of accounting policies, the Group’s condensed consolidated financial information has been prepared in accordance with the same accounting policies adopted in the Group’s last annual consolidated financial statements as at and for the year ended December 31, 2021 (“Annual Financial Statements”) included in Form 20-F filed on April 18, 2022 and should be read in conjunction with the Annual Financial Statements. They do not include all of the information required for a complete set of financial statements prepared in accordance with International Financial Reporting Standards (“IFRSs”). However, selected explanatory notes are included to explain events and transactions that are significant for understanding of the changes in the Group’s financial position and performance since the Annual Financial Statements.

Accounting policies newly applied by the Group
Accounting policies newly applied by the Group
Business combinations under common control
The Company and AMTD Digital Inc. (“AMTD Digital”) are under common control of AMTD Group. The Company accounts for the business combination between entities under common control using historical carrying values and under prospective basis (referred to herein as predecessor accounting). For predecessor accounting:

•	Assets and liabilities of the acquired entity are stated at carrying amounts. Fair value measurement is not required.

•	Income statement reflects the results of the combining parties.

•	No new goodwill arises in predecessor accounting:

•	Any difference between the consideration given and the aggregate carrying value of the assets and liabilities of the acquired entity at the date of the transaction is recognized in equity.

4